Other income, net	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Other income, net
21	Other income, net

Other income, net consisted of the following:

	Year Ended March 31,
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Gain on disposal of property, plant and equipment	718	-	-
Gain on disposal of intangible assets	519	79	-
Gain from deregistration of subsidiaries	-	22	-
Other gains	724	453	342

Other income, net	1,961	554	342